AIM ETF Products Trust
(the “Trust”)

AllianzIM U.S. Large Cap Buffer10 Jan ETF
AllianzIM U.S. Large Cap Buffer20 Jan ETF
AllianzIM U.S. Large Cap Buffer10 Feb ETF
AllianzIM U.S. Large Cap Buffer20 Feb ETF
AllianzIM U.S. Large Cap Buffer10 Mar ETF
AllianzIM U.S. Large Cap Buffer20 Mar ETF
AllianzIM U.S. Large Cap Buffer10 Apr ETF
AllianzIM U.S. Large Cap Buffer20 Apr ETF
AllianzIM U.S. Large Cap Buffer10 May ETF
AllianzIM U.S. Large Cap Buffer20 May ETF
AllianzIM U.S. Large Cap Buffer10 Jun ETF
AllianzIM U.S. Large Cap Buffer20 Jun ETF
AllianzIM U.S. Large Cap Buffer10 Jul ETF
AllianzIM U.S. Large Cap Buffer20 Jul ETF
AllianzIM U.S. Large Cap Buffer10 Aug ETF
AllianzIM U.S. Large Cap Buffer20 Aug ETF
AllianzIM U.S. Large Cap Buffer10 Sep ETF
AllianzIM U.S. Large Cap Buffer20 Sep ETF
AllianzIM U.S. Large Cap Buffer10 Oct ETF
AllianzIM U.S. Large Cap Buffer20 Oct ETF
AllianzIM U.S. Large Cap Buffer10 Nov ETF
AllianzIM U.S. Large Cap Buffer20 Nov ETF

AllianzIM U.S. Large Cap Buffer10 Dec ETF
AllianzIM U.S. Large Cap Buffer20 Dec ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement, dated May 28, 2024
to each Fund’s Current Statement of Additional Information (“SAI”)

This supplement updates certain information contained in each Fund’s SAI and should be attached to the SAI and retained for future reference.

Effective May 28, 2024, the standard settlement cycle for most U.S. securities transactions will be shortened to one business day from the transaction date, or “T+1.” Notwithstanding anything to the contrary in each SAI, effective May 28, 2024, the settlement date for all creation and redemption orders is generally the first Business Day following the Transmittal Date (“T+1”) unless a Fund and an Authorized Participant agree to a different settlement date.  Accordingly, effective May 28, 2024, all references to “T+2” in the “Creation and Redemption of Creation Unit Aggregations” section are replaced with the phrase “T+1 (except as otherwise set forth in the Participant Agreement or as agreed to by a Fund and an Authorized Participant)”.